EMPLOYEE BENEFITS	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
EMPLOYEE BENEFITS

NOTE 10 – EMPLOYEE BENEFITS

The severance pay liability constitutes a defined benefit plan and was calculated using actuarial assumptions. In measuring the present value of the defined benefit obligation and the current service costs the projected unit credit method was used.

a. Plan assets (liability)

Information on the Company’s defined benefit pension plans and other defined benefit plans, in aggregate, is summarized as follows:

	September 30, 2023	December 31, 2022
Defined benefit plan liabilities	$(81,402)	$(86,015)
Less: fair value of plan assets or asset ceiling	-	-
	$(81,402)	$(86,015)

BYND CANNASOFT ENTERPRISES INC.

Consolidated Interim Statements of Cash Flows

For the nine months ended September 30, 2023 and 2022

(Expressed in Canadian dollars)

(Unaudited)

NOTE 10 – EMPLOYEE BENEFITS (continued)

b. Changes in the present value of the defined benefit plan liability

The following are the continuities of the fair value of plan assets and the present value of the defined benefit plan obligations:

	September 30, 2023	December 31, 2022
Balance, opening	$(86,015)	$(87,058)
Recognized in profit this year:
Interest costs	(1,404)	(1,964)
Current service cost	(4,302)	(6,023)
Recognized in other comprehensive profit:
Actuary loss for change of assumptions	2,741	3,835
Translation differences	7,578	5,195
Balance, ending	$(81,402)	$(86,015)

The actual amount paid may vary from the estimate based on actuarial valuations being completed, investment performance, volatility in discount rates, regulatory requirements and other factors.

c. Major assumptions in determining the defined benefit plan liability

The principal actuarial assumptions used in calculating the Company’s defined benefit plan obligations and net defined benefit plan cost for the year were as follows (expressed as weighted averages):

	September 30, 2023	December 31, 2022
Capitalization rate	2.73%	2.73%
Salary growth rate	0%	0%
Retirement rate	5%	5%